Short-term debt	3 Months Ended
Mar. 31, 2022
Short-term debt.
Short-term debt

5.    Short-term debt

At March 31, 2022 and December 31, 2021, short-term debt consisted of the following:

Short-term debt

in € THOUS

	March 31,	December 31,
	2022	2021
Commercial paper program	555,687	715,153
Borrowings under lines of credit	413,946	463,091
Other	82	109
Short-term debt from unrelated parties	969,715	1,178,353
Short-term debt from related parties (see note 3 c)	145,500	77,500
Short-term debt	1,115,215	1,255,853

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. In this cash pooling management system, amounts in euro and other currencies are offset without being transferred to a specific cash pool account. The system is used for an efficient utilization of funds within the Company. The Company met the conditions to offset balances within this cash pool for reporting purposes. At March 31, 2022 and December 31, 2021, cash and borrowings under lines of credit in the amount of €102,132 and €116,538, respectively, were offset under this cash pooling management system. Before this offset, cash and cash equivalents as of March 31, 2022 was €1,275,474 (December 31, 2021: €1,598,193) and short-term debt from unrelated parties was €1,071,847 (December 31, 2021: €1,294,891).

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,500,000 can be issued. At March 31, 2022, the outstanding commercial paper amounted to €555,500 (December 31, 2021: €715,000).

Short-term debt from related parties

The Company and FMCH are parties to an unsecured loan agreement, as borrowers, with Fresenius SE, as lender, under which the Company and FMCH may request and receive one or more short-term advances up to an aggregate amount of €600,000 until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 3 c).